Stock options outstanding (Detail) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 $201.75-$272.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	100,437	160,986	206,946	227,518	100,437
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 253.64	$ 222.71	$ 207.83	$ 206.71	$ 253.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					0 years 0 months 193 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					100,437
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 253.64